Total
Class P Prospectus | Pacific FundsSM Floating Rate Income
Pacific FundsSM Floating Rate Income
Investment Goal
This Fund seeks a high level of current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class P Prospectus Pacific FundsSM Floating Rate Income CLASS P
Management Fee	0.65%
Other Expenses	0.26%
Acquired Fund Fees and Expenses	0.03%	[1]
Total Annual Fund Operating Expenses	0.94%
Less Fee Waiver and Expense Reimbursement	(0.19%)	[2],[3]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	0.75%
[1]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
[2]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.05% through 7/31/2022. This agreement shall automatically renew for successive one-year terms unless the investment adviser provides written notice of the termination of the agreement at least 10 days prior to the beginning of the next one-year term. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment, along with the other expenses subject to the expense cap, would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment.
[3]	The investment adviser has agreed to waive 0.025% of its management fee on net assets above $1 billion through $2 billion and 0.050% on net assets above $2 billion through $3 billion through 7/31/2022. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the fee waiver and expense reimbursement (expense limitation), which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example		3 years	5 years	10 years
Class P Prospectus | Pacific FundsSM Floating Rate Income | CLASS P | USD ($)	77	281	502	1,137

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended March 31, 2021, the portfolio turnover rate was 116% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

This Fund invests principally in income producing floating rate loans and floating rate debt securities. Under normal circumstances, this Fund invests at least 80% of its assets in floating rate loans and floating rate debt securities. Floating rate loans and floating rate debt securities are those with interest rates which float, adjust or vary periodically based upon a benchmark indicator, a specified adjustment schedule or prevailing interest rates. Floating rate loans and floating rate debt securities in which the Fund invests consist of senior secured and unsecured floating rate loans, secured and unsecured second lien floating rate loans, and floating rate debt securities of domestic and foreign issuers. Senior floating rate loans and some floating rate debt securities are debt instruments that may have a right to payment that is senior to most other debts of the borrowers. Second lien loans are generally second in line in terms of repayment priority with respect to the pledged collateral. Borrowers may include corporations, partnerships and other entities that operate in a variety of industries and geographic regions. Generally, secured floating rate loans are secured by specific assets of the borrower.

Floating rate loans will generally be purchased from banks or other financial institutions through assignments or participations. A direct interest in a floating rate loan may be acquired directly from the agent of the lender or another lender by assignment or an indirect interest may be acquired as a participation in another lender’s portion of a floating rate loan.

The Fund is expected to invest substantially all of its assets in floating rate loans and other debt instruments that are rated non-investment grade or, if unrated, are of comparable quality as determined by the sub-adviser. The Fund may invest up to 20% of its assets in other types of debt instruments or securities including non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments.

The Fund may invest up to 25% of its assets in U.S. dollar denominated foreign investments, principally in developed markets.

Individual investment selection is based on the sub-adviser’s fundamental research process and an assessment of the investment’s relative value. An investment is generally sold when the issue has realized its price appreciation target, the issue no longer offers relative value, or an adverse change in corporate or sector fundamentals has occurred.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.

While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:

● Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods. Purchases and sales of loans are generally subject to contractual restrictions that must be fulfilled before a loan can be bought or sold. These restrictions may hamper the Fund’s ability to buy or sell loans and negatively affect the transaction price. A significant portion of the floating rate loans held by the Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans. It may take longer than seven days for transactions in loans to settle. This may result in cash proceeds not being immediately available to the Fund, requiring the Fund to borrow cash which would increase the Fund’s expenses. The Fund is also subject to credit risk with respect to the issuer of the loan. Investments in junior loans involve a higher degree of overall risk.

U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. However, it is unclear whether these protections are available to an investment in a loan.

● Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.

● Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

● Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

● Foreign Markets Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

● High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.

● Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. Interest rates are at historic lows. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low and the Fund may experience low or negative returns. Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. As interest rates rise, the value of fixed income investments will generally decrease.

● Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

● LIBOR Transition Risk: Certain investments in which the Fund invests rely in some manner on the London Interbank Offered Rate (“LIBOR”). LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market as determined by the ICE Benchmark Administration (“IBA”). Previously, the Financial Conduct Authority, which regulates financial markets and financial services firms in the United Kingdom, announced that it will no longer compel the banks to continue to submit the daily rates for the calculation of LIBOR after 2021 and warned that LIBOR may cease to be available or appropriate for use beyond 2021. More recently, the IBA announced it will cease publication of U.S. dollar (“USD”) LIBOR for the most common tenors (overnight and one, three, six and twelve months) as of June 30, 2023, and it will cease publication of USD LIBOR for the less commonly used tenors of one week and two months as well as all tenors of non-USD LIBOR as of December 31, 2021.

There remains uncertainty regarding the transition to, and nature of, any selected replacement rates. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund’s investments and result in costs incurred in connection with closing out positions that reference LIBOR and entering into new trades referencing alternative rates. The transition process away from LIBOR may result in increased volatility or illiquidity in markets for the Fund’s investments that currently rely on LIBOR as well as a reduction in the value of these investments. The potential risk of reduction in value of these investments may be heightened for those investments that do not include fallback provisions that address the cessation of LIBOR.

● Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index.

Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Pacific Asset Management LLC began managing the Fund on December 31, 2019. Pacific Life Fund Advisors LLC, doing business as Pacific Asset Management, managed the Fund before that date.

Calendar Year Total Returns (%)1

[1]Class P return for the period 1/1/21 through 6/30/21: 2.89%
Best and worst quarterly performance reflected within the bar chart: Q2 2020: 6.84%; Q1 2020: (10.38%)
Average Annual Total Returns (For the periods ended December 31, 2020)
Average Annual Returns - Class P Prospectus - Pacific FundsSM Floating Rate Income	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS P	1.49%	4.60%	3.77%	Dec. 31, 2012
After Taxes on Distributions | CLASS P	(0.20%)	2.64%	1.84%
After Taxes on Distributions and Sale of Fund Shares | CLASS P	0.84%	2.66%	2.01%
Credit Suisse Leveraged Loan Index (reflects no deductions for fees, expenses or taxes) (based on Class P inception date)	2.78%	5.19%	4.20%	Dec. 31, 2012

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes, and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.